STOCK, OPTIONS AND WARRANTS (Schedule of Assumptions Used to Value Warrants) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Probability Of Future Financing	100.00%	0.00%
Expected term	6 years 1 month 20 days
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Volatility	141.00%	143.00%
Risk-free interest rate	1.48%	1.37%
Expected term	6 years 4 months 20 days	6 years 10 months 20 days
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Volatility	158.00%	144.00%
Risk-free interest rate	1.78%	1.75%
Expected term	6 years 7 months 20 days	7 years